Summary of Outstanding Convertible Preferred Stock Warrants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Number of shares	604,563
Fair Value	$ 3,532,000	$ 2,497,000
Series B Preferred Stock [Member] | October 2007 [Member]
Class of Warrant or Right [Line Items]
Warrants Issue Date	2007-10
Expiry Date	2014-10
Number of shares	2,458
Fair Value	7,000	4,000
Series B Preferred Stock [Member] | April 2008 [Member]
Class of Warrant or Right [Line Items]
Warrants Issue Date	2008-04
Expiry Date	2014-10
Number of shares	2,233
Fair Value	7,000	4,000
Series C Preferred Stock Member] | November 2010 [Member]
Class of Warrant or Right [Line Items]
Warrants Issue Date	2010-11
Expiry Date	2017-11
Number of shares	5,918
Fair Value	24,000	21,000
Series C Preferred Stock Member] | October 2011 [Member]
Class of Warrant or Right [Line Items]
Warrants Issue Date	2011-10
Expiry Date	2018-11
Number of shares	10,175
Fair Value	44,000	40,000
Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Fair Value		2,500,000
Series D Preferred Stock [Member] | November 2011 [Member]
Class of Warrant or Right [Line Items]
Warrants Issue Date	2011-11
Expiry Date	2018-11
Number of shares	486,002
Fair Value	2,725,000	2,428,000
Series D Preferred Stock [Member] | March 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants Issue Date	2012-03
Expiry Date	2022-03
Number of shares	44,389
Fair Value	299,000
Series D Preferred Stock [Member] | December 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants Issue Date	2012-12
Expiry Date	2022-12
Number of shares	32,551
Fair Value	225,000
Series E Preferred Stock [Member] | December 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants Issue Date	2012-12
Expiry Date	2022-12
Number of shares	20,837
Fair Value	$ 201,000